Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Trade accounts receivable	$ 1,991	$ 1,778
Current expected credit losses allowance (“CECLA”)	(21)	(19)
Total	$ 1,970	$ 1,759